Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Summary of Inventories

(in millions €)	December 31, 2023	December 31, 2022
Raw materials and supplies	347.5	409.7
Unfinished goods	4.0	21.0
Finished goods	6.2	8.9
Total	357.7	439.6